Segment Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Schedule of Non-Current Assets

LakeShore Group’s non-current assets are located in the PRC and other countries, such as Singapore and Philippines. The location of these non-current assets can be aggregated to form the reportable geographical segment.

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
PRC	527,009,381	484,895,385	$67,551,111
Other countries/regions	17,583,961	1,460,716	$203,493